Stockholders' Equity (Details 3) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of stock options outstanding
Stock Options Outstanding, Beginning Balance	58	56
Stock Options, Granted	31	4
Stock Options, Forfeited, or expired	(7)	(2)
Stock Options Outstanding, Ending Balance	82	58
Options exercisable	57	46
Weighted Average Exercise Price, Beginning Period	$ 50	$ 63
Weighted Average Exercise Price, Granted	25	25
Weighted Average Exercise Price, Forfeited, or expired	50	138
Weighted Average Exercise Price, Ending Period	50	50
Weighted Average Exercise Price, Exercisable at ending balance	$ 50	$ 63
Weighted Average Remaining Contractual Term, ending balance	4 years 1 month 17 days	4 years 2 months 5 days
Weighted Average Remaining Contractual Term, excercisable at ending balance	3 years 10 months 10 days	3 years 10 months 10 days
Aggregate Intrinsic Value, Beginning Balance
Aggregate Intrinsic Value, Granted	$ 33,750
Aggregate Intrinsic Value, Ending Balance
Aggregate Intrinsic Value, Vested and expected to vest at ending balance	$ 8,750
Weighted average grant date fair value of options granted during period	$ 25	$ 50